OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2020
OPERATING SEGMENTS
Schedule of breakdown of the group's total income, operating income and non-current assets form segemnt
(i)

The following table presents information recorded in the results and for certain items of the assets corresponding to the Group’s reportable segments (in millions of soles) as of December 31, 2020, 2019 and 2018:

			Net interest,		Provision for				Additions of
	Income (*)		similar	Other	credit losses	Depreciation			fixed asset,
		From other	income and	income,	on loan	and	Income		intangibles	Total	Total
2020	External	segments (**)	expenses	net (***)	portfolio	amortization	tax	Net profit	and goodwill	assets	liabilities
Universal Banking
Banco de Crédito del Perú	10,775	412	6,092	2,795	(4,637)	(428)	(51)	619	464	180,766	164,632
Banco de Crédito de Bolivia	773	7	330	103	(252)	(23)	139	(74)	16	12,472	11,781
Insurance and Pension funds
Pacífico Seguros y subsidiarias	3,211	57	526	602	—	(59)	(2)	195	49	16,025	13,039
Prima AFP	389	2	(8)	388	—	(21)	(67)	148	7	1,108	408
Microfinance
Mibanco	1,972	—	1,550	24	(1,118)	(86)	142	(379)	51	15,649	13,540
Mibanco Colombia (****)	238	—	165	28	(75)	(14)	19	(51)	13	1,208	993
Investment Banking and Wealth Management	1,102	31	70	920	—	(35)	(34)	(78)	29	11,715	9,995
Other segments	(78)	16	431	(96)	2	(4)	(36)	(46)	4	3,484	2,531
Eliminations	—	—	(585)	—	—	—	—	—	—	(5,021)	(4,958)
Total consolidated	18,382	525	8,571	4,764	(6,080)	(670)	110	334	633	237,406	211,961

			Net interest,		Provision for				Additions of
	Income (*)		similar	Other	credit losses	Depreciation			fixed asset,
		From other	income and	income,	on loan	and	Income		intangibles	Total	Total
2019	External	segments (**)	expenses	net (***)	portfolio	amortization	tax	Net profit	and goodwill	assets	liabilities
Universal Banking
Banco de Crédito del Perú	11,750	345	6,245	3,632	(1,558)	(413)	(1,160)	3,239	349	139,832	123,040
Banco de Crédito de Bolivia	736	4	329	117	(61)	(19)	(43)	79	16	10,481	9,744
Insurance and Pension funds
Pacífico Seguros y subsidiarias	3,224	23	493	346	—	(58)	(6)	381	45	13,785	10,964
Prima AFP	457	3	(1)	457	—	(20)	(85)	197	8	909	211
Microfinance
Mibanco	2,408	126	1,901	62	(472)	(87)	(168)	401	60	13,576	11,489
Mibanco Colombia (****)	18	—	13	2	(2)	(1)	1	(2)	1	1,028	888
Edyficar S.A.S. (****)	50	—	43	2	(6)	(1)	(3)	5	1	141	80
Investment Banking and Wealth Management	968	6	69	885	—	(22)	(16)	230	236	9,423	7,950
Other segments	63	100	443	561	(1)	(3)	(143)	(178)	87	2,998	992
Eliminations	—	—	(443)	(669)	—	—	—	—	—	(4,314)	(4,245)
Total consolidated	19,674	607	9,092	5,395	(2,100)	(624)	(1,623)	4,352	803	187,859	161,113

(*)     Corresponds to total interest and similar income, other income (includes income and expenses on commissions) and net earned premiums from insurance activities.

(**)   Corresponds to income derived from transactions with other segments, which were eliminated in the consolidated statement of income.

(***) Corresponds to other income (include income and expenses for commissions) and insurance underwriting result.

(****)  Banco Compartir S.A. and Edyficar S.A.S merged in October 2020 to form Mibanco Colombia. See more detail in note 2 (a).

			Net interest,		Provision for				Additions of
	Income (*)		similar	Other	credit losses	Depreciation			fixed asset,
		From other	income and	income,	on loan	and	Income		intangibles	Total	Total
2018	External	segments (**)	expenses	net (***)	portfolio	amortization	tax	Net profit	and goodwill	assets	liabilities
Universal Banking
Banco de Crédito del Perú	10,757	381	5,616	3,275	(1,265)	(277)	(1,137)	2,927	397	132,880	117,803
Banco de Crédito de Bolivia	686	4	309	124	(55)	(12)	(45)	78	45	9,957	9,266
Insurance and Pension funds
Pacífico Seguros y subsidiarias	2,700	21	446	667	—	(51)	(4)	353	85	12,224	9,591
Prima AFP	371	2	—	371	—	(18)	(58)	140	9	875	241
Microfinance
Mibanco	2,468	88	1,956	156	(491)	(49)	(193)	462	50	13,220	11,322
Edyficar S.A.S. (****)	44	—	40	1	(4)	—	(4)	5	—	119	62
Investment Banking and Wealth Management	886	(14)	98	634	—	(21)	(29)	146	8	9,665	8,190
Other segments	83	97	33	106	—	(1)	(51)	(40)	7	2,862	950
Eliminations	—	—	(9)	(454)	—	—	—	—	—	(4,539)	(4,428)
Total consolidated	17,995	579	8,489	4,880	(1,815)	(429)	(1,521)	4,071	601	177,263	152,997

(*)     Corresponds to total interest and similar income, other income (includes income and expenses on commissions) and net earned premiums from insurance activities.

(**)   Corresponds to income derived from transactions with other segments, which were eliminated in the consolidated statement of income.

(***) Corresponds to other income (include income and expenses for commissions) and insurance underwriting result.

(****)  Banco Compartir S.A. and Edyficar S.A.S merged in October 2020 to form Mibanco Colombia. See more detail in note 2 (a).

(ii)

The following table presents (in millions of soles) the distribution of the total revenue, operating revenue and non-current assets of the Group; all assigned based on the location of the clients and assets, respectively, at December 31, 2020, 2019 and 2018:

	2020				2019				2018
			Total non				Total non				Total non
	Total	Operating	current	Total	Total	Operating	current	Total	Total	Operating	current	Total
	income (*)	income (**)	assets (***)	liabilities	income (*)	income (**)	assets (***)	liabilities	income (*)	income (**)	assets (***)	liabilities
Peru	16,452	8,413	3,825	187,291	17,990	9,105	3,925	142,161	16,472	8,474	3,145	135,422
Bermuda	(14)	(22)	134	1,930	13	10	117	266	13	14	88	169
Panama	18	—	—	491	—	—	—	—	2	—	—	—
Cayman Islands	340	39	32	6,913	354	88	20	5,008	285	134	3	5,465
Bolivia	853	357	101	11,870	809	368	93	9,815	750	344	78	9,317
Colombia	566	144	451	2,607	356	21	432	2,769	314	(2)	138	1,823
United States of America	33	—	3	6	10	(1)	3	6	6	—	—	2
Chile	134	(2)	171	853	142	(2)	209	1,088	153	(6)	84	799
Total consolidado	18,382	8,929	4,717	211,961	19,674	9,589	4,799	161,113	17,995	8,958	3,536	152,997

(*)      Including total interest and similar income, other income and net premiums earned from insurance activities.

(**)   Operating income includes the income from interest and similar expenses from banking activities and insurance underwriting result.

(***) Non- current assets consist of property, furniture and equipment (fixed assets), intangible assets and goodwill and right-for-use assets, net.